48922 12/98
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT dated December 18, 1998 to Statements of Additional Information of various
Putnam funds

1) THE FOLLOWING LANGUAGE IS ADDED AT
THE END OF THE SECTION "MISCELLANEOUS
INVESTMENTS, INVESTMENT PRACTICES AND
RISKS."

   EURO CONVERSION

   Eleven member countries of the
   European Economic and Monetary
   Union (the "EMU") have qualified
   for conversion of their national
   currencies to the euro on January
   1, 1999.  The euro is a common
   currency that is expected to
   eventually be used as the sole
   currency for these countries and
   other EMU members that wish to
   convert to the euro. National
   currencies will remain for the
   converting countries through at
   least July of 2002 while the full
   transition to the euro in the
   countries involved in the
   conversion occurs. Possible
   consequences to funds that invest
   in securities denominated in any of
   the national currencies affected
   include the risks that: (i) the
   unification of economic and
   monetary policies underpinning the
   currency unification may increase
   the potential for similarities in
   the movements of markets in the
   European countries converting to
   the euro, (ii) contracts (including
   contracts regarding currency
   transactions) denominated in (or
   tied to) those currencies may
   become more difficult to enforce,
   and that (iii) companies in which
   the funds invest may be adversely
   affected by their failure (or the
   failure of other companies with
   which they do business) to
   adequately address the operational
   aspects of the conversion.

   Like other financial and business
   organizations, the funds depend on
   the proper function of their
   service providers' computer and
   other systems.  The funds could be
   adversely affected if the computer
   or other systems used by Putnam
   Management and the funds' other
   service providers cannot
   appropriately account for the
   conversion to the euro. Putnam
   Management and its affiliates
   expect that their systems will be
   able to address this issue without
   any material interruption of
   service.  However, there can be no
   assurance that the operations of
   and services provided to the funds
   and their shareholders will not be
   adversely affected. Similarly,
   companies in which the funds invest
   may also experience similar
   problems in dealing with the
   conversion to the euro, which could
   result in losses to the funds.

2) EFFECTIVE AS OF DECEMBER 30, 1998,
THE ELIGIBILITY REQUIREMENT FOR A
FINANCIAL INSTITUTION TRUST DEPARTMENT
TO
PURCHASE FUND SHARES WITHOUT AN
INITIAL SALES CHARGE OR A CDSC SET
FORTH IN ITEM (VI) OF "HOW TO BUY
SHARES-GENERAL-SALES WITHOUT SALES
CHARGES OR
CONTINGENT DEFERRED SALES CHARGES" IS
CHANGED TO THE FOLLOWING:
(vi)    The fund may sell shares without
   a sales charge or CDSC to a trust
   department of any financial
   institution purchasing shares of the
   fund in its capacity as trustee
    of any trust (other than a tax-
                 qualified retirement
                 plan
   trust) through an arrangement
   approved by Putnam Mutual Funds, if
   the value of the shares of the fund
   and other Putnam funds purchased or
   held by all such trusts exceeds $1
   million in the aggregate.